LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description1 [Line Items]
Variable lease payments	$ 20	$ 21
Right-of-use assets securing lease liabilities	400	338
Lease Liability Activity [Roll Forward]
Lease liabilities, beginning of year	1,957	1,835
Net additions	383	386
Interest expense on lease liabilities	80	74
Interest payments on lease liabilities	(76)	(69)
Principal payments of lease liabilities	(316)	(269)
Lease liabilities, end of year	2,028	1,957
Current liability	362	336
Long-term liability	$ 1,666	$ 1,621
Minimum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	5 years
Maximum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	15 years